LOSS PER ORDINARY SHARE - Computation of basic and diluted loss per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Computation of basic and diluted loss per share
Net loss	¥ (442,083)	¥ (430,268)	¥ (326,900)
Change in redemption value of redeemable preferred shares	(17,760)
Cumulative dividend on redeemable preferred shares	(40,344)
Net loss attributable to ordinary shareholders	¥ (500,187)	¥ (430,268)	¥ (326,900)
Weighted average number of ordinary shares outstanding-basic and diluted	1,102,953,366	990,255,959	784,566,371
Loss per ordinary share - basic and diluted	¥ (0.45)	¥ (0.43)	¥ (0.42)
Proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs	¥ 4,934,126	¥ 1,283,308	¥ 649,834
Ordinary Shares
Computation of basic and diluted loss per share
Shares issued to depository bank (in shares)	48,962,896		20,000,000
Proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs	¥ 0		¥ 0